Debt - Schedule of Debt (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Total short-term debt -third parties	$ 1,581,754	$ 752,449	$ 2,791,582	[1]
Total short-term debt -related parties	163,333	54,000	876,550	[1]
Total notes payable - related parties			4,060,785
Less: current portion
Total long-term notes payable			4,060,785
Total debt	2,341,754	856,449	7,778,917
Note Payable - AHA [Member]
Total short-term debt -third parties		250,000	610,783
Accounts Receivable Financing - Sallyport Commercial [Member]
Total short-term debt -third parties	1,081,754	502,449
Note Payable-Harbor Gates Capitall [Member]
Total short-term debt -third parties	500,000
Note Payable - Logical Choice Corporation - Delaware [Member]
Total short-term debt -related parties	54,000	54,000	54,000
Current Portion of Long-term Debt - Qwizdom Shareholders [Member]
Total short-term debt -related parties	109,333
Convertible Note Payable - Mark Elliott [Member]
Total notes payable - related parties	50,000	50,000	50,000
Note Payable - Qwizdom shareholders [Member]
Total notes payable - related parties	$ 546,667
Note Payable - Skyview [Member]
Total short-term debt -third parties			1,460,508
Line of credit Crestmark Bank [Member]
Total short-term debt -third parties			720,291
Line of credit - Vert Capital [Member]
Total short-term debt -related parties			822,550
Note payable Marlborough Trust [Member]
Total notes payable - related parties			2,040,183
Note Payable EDI [Member]
Total notes payable - related parties			$ 2,020,602

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis